Form N-1A Cover	Sep. 27, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BNY MELLON FUNDS TRUST
Entity Central Index Key	0001111565
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 27, 2024
Prospectus Date	Dec. 29, 2023
Supplement to Prospectus [Text Block]

  September 27, 2024

BNY MELLON FUNDS TRUST

BNY Mellon Asset Allocation Fund

Supplement to Current Prospectus

Effective immediately, the Trust's board has approved certain adjustments to the investment targets and ranges of the asset classes in which BNY Mellon Asset Allocation Fund invests.

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